Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 195,772	$ 216,384
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	36,337	41,814
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	20,276	46,657
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	30,228	28,197
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	23,920	21,160
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	19,951	18,427
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be paid	$ 65,060	$ 60,129